Investments in Associates and Joint Ventures - Summary of Investments Information (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Central Dock Sud SA [member]
Disclosure of transactions between related parties [line items]
The Group indirect holding in capital stock through Inversora Dock Sud S.A.	29.99%